Note 16 (Detail) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011
Income Tax Expense (Benefit)	$ (36,493,000)	$ (4,645,000)	$ (35,254,000)	$ (6,081,000)
Deferred Tax Assets, Valuation Allowance	$ 909,100,000		$ 909,100,000		$ 899,400,000